INCOME TAX (Tables)	12 Months Ended
Dec. 31, 2024
Income Tax Disclosure [Abstract]
Schedule of Components of Income Tax Expense
The income tax expense for the years ended December 31, 2024, 2023 and 2022 consisted of the following:

	Years Ended December 31,
	2024	2023	2022

	(in thousands)

Current income tax expense (benefit):
Federal	$302,704	$306,351	$196,384
State	61,776	79,685	48,216
Foreign	189,403	194,333	111,814
	553,883	580,369	356,414
Deferred income tax expense (benefit):
Federal	(196,929)	(260,976)	(182,475)
State	(46,506)	(37,832)	(20,089)
Foreign	(71,379)	(87,614)	(28,053)
	(314,814)	(386,422)	(230,617)
	$239,069	$193,947	$125,797

Schedule of Income (Loss) before Income Tax, Domestic and Foreign
The following table presents income (loss) before income taxes for the years ended December 31, 2024, 2023 and 2022:

	Years Ended December 31,
	2024	2023	2022

	(in thousands)

United States	$1,046,312	$288,093	$(447,432)
Foreign	516,584	521,820	339,403
	$1,562,896	$809,913	$(108,029)

Schedule of Effective Income Tax Rate Reconciliation
Our effective tax rates for the years ended December 31, 2024, 2023 and 2022 differ from the federal statutory rate for those periods as follows:

	Years Ended December 31,
	2024	2023	2022

Federal U.S. statutory rate	21.0%	21.0%	21.0%
Foreign inclusion, net of foreign tax credits	2.2	8.5	(14.0)
Foreign income taxes	1.8	2.6	(1.6)
Uncertain tax positions	0.9	0.5	(1.8)
State income taxes, net of federal income tax benefit	0.4	3.7	(15.6)
Nondeductible executive compensation	0.4	1.3	(9.8)
Share-based compensation expense	0.2	1.2	(3.1)
Net gain on dispositions and liquidations	—	6.2	(24.9)
Goodwill impairment	—	—	(161.9)
Valuation allowance	(0.3)	(0.6)	(0.3)
Foreign-derived intangible income deduction	(0.5)	(0.6)	5.4
Tax credits	(3.4)	(6.6)	29.8
Foreign interest income not subject to tax	(7.5)	(13.7)	62.1
Other	0.1	0.4	(1.7)
Effective tax rate	15.3%	23.9%	(116.4)%

Schedule of Deferred Tax Assets and Liabilities	As of December 31, 2024 and 2023, principal components of deferred tax items were as follows:

	2024	2023

	(in thousands)

Deferred income tax assets:
Research and development costs	$285,861	$266,975
Foreign net operating loss carryforwards	222,076	185,558
Credits	197,877	141,456
Financial instruments	110,621	91,032
Lease liabilities	69,884	89,564
Accrued expenses	48,769	53,925
Share-based compensation expense	33,683	42,367
Domestic net operating loss carryforwards	23,556	24,124
Other	98,437	70,125
	1,090,764	965,126
Valuation allowance	(241,197)	(211,049)
	849,567	754,077
Deferred tax liabilities:
Acquired intangibles	1,221,409	1,864,997
Partnership interests	646,915	239,591
Property and equipment	364,991	403,419
Right-of-use assets	42,430	59,079
Other	49,668	46,024
	2,325,413	2,613,110
Net deferred income tax liability	$1,475,846	$1,859,033

During the year ended December 31, 2024, as part of the integration of EVO into our Merchant Solutions business, certain deferred taxes, primarily those related to acquired intangibles, property and equipment and research and development costs, were reclassified into partnership interests. The net deferred income taxes reflected in our consolidated balance sheets as of December 31, 2024 and 2023 are as follows:

	2024	2023

	(in thousands)

Noncurrent deferred income tax asset	$(98,386)	$(105,276)
Noncurrent deferred income tax liability	1,574,232	1,964,309
Net deferred income tax liability	$1,475,846	$1,859,033

Schedule of Valuation Allowance	Changes to our valuation allowance during the years ended December 31, 2024, 2023 and 2022 are summarized below (in thousands):

Balance at December 31, 2021	$(112,259)
Allowance for foreign net operating losses	(122)
Allowance for foreign tax credits	60
Allowance for state tax credits	2,282
Allowance for domestic net operating losses	(4)
Balance at December 31, 2022	(110,043)
Allowance for foreign net operating losses	(674)
Allowance for foreign tax credits	(101,271)
Allowance for state tax credits	3,079
Allowance for state interest limitation	(2,335)
Allowance for domestic net operating losses	195
Balance at December 31, 2023	(211,049)
Allowance for foreign net operating losses	(12,533)
Allowance for foreign tax credits	(16,975)
Allowance for state tax credits	(463)
Allowance for state interest limitation	(177)
Balance at December 31, 2024	$(241,197)

Schedule of Unrecognized Tax Benefits Roll Forward
A reconciliation of the beginning and ending amounts of unrecognized income tax benefits, excluding penalties and interest, for the years ended December 31, 2024, 2023 and 2022 is as follows:

	Years Ended December 31,
	2024	2023	2022

	(in thousands)

Balance at the beginning of the year	$43,229	$31,315	$34,905
Additions related to acquisitions	—	4,054	—
Reductions for income tax positions of prior years	(164)	(887)	(8,301)
Settlements with income tax authorities	(1,656)	(988)	(3,245)
Additions for income tax positions of prior years	9,092	1,809	911
Additions based on income tax positions related to the current year	7,801	7,926	7,045
Balance at the end of the year	$58,302	$43,229	$31,315